Significant accounting policies, Lease (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Contracted concessional assets		$ 8,549,181	$ 9,084,270
Deferred tax assets		136,066	165,136	$ 202,891
Long- term project debt		4,826,659	5,228,917
Grants and other liabilities		1,658,126	1,636,060
Deferred tax liabilities		211,000	186,583	$ 95,037
Other Reserves		95,011	80,968
Retained Earnings		(449,274)	(477,214)
Financial assets		$ 1,161,441	1,169,216
Other Reserves [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 9 Adjustments, hedge accounting			1,326
Retained Earnings [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 9 Adjustments, expected credit losses	[1]		(38,182)
IFRS 9 Adjustments, modifications of financial liabilities			27,695
IFRS 9 Adjustments, hedge accounting			(1,326)
Long-term Project Debt [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 9 Adjustments, modifications of financial liabilities			(39,599)
Grants and Other Liabilities [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 16 adjustments			62,982
Deferred Tax Liabilities [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 9 Adjustments, modifications of financial liabilities			8,849
Contracted Concessional Assets [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 9 Adjustments, expected credit losses	[1]		(53,048)
IFRS 16 adjustments			62,982
Financial assets			936,004
Deferred Tax Assets [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
IFRS 9 Adjustments, expected credit losses	[1]		14,866
IFRS 9 Adjustments, modifications of financial liabilities			(3,055)
Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Contracted concessional assets			9,094,204
Deferred tax assets			176,947
Long- term project debt			5,189,318
Grants and other liabilities			1,699,042
Deferred tax liabilities			195,432
Other Reserves			82,294
Retained Earnings			$ (489,027)

[1]	The expected credit losses provision only applies to the contracted concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).